Other current operating assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	SFr 29.4	SFr 20.8
Indirect taxes (VAT/GST) receivables	36.3	26.6
Other current assets	29.8	13.7
Other current operating assets	SFr 95.5	SFr 61.2